Income Taxes - Significant Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Real estate	$ 74,946	$ 74,970
Employee benefits	15,323	11,284
Net operating loss carryforwards	11,897
Income producing properties	3,209
Oil and natural gas percentage depletion carryforwards	3,193
Accruals not deductible until paid	1,608	1,113
Gross deferred tax assets	110,176	87,367
Valuation allowance	(643)
Deferred tax asset net of valuation allowance	109,533	87,367
Deferred Tax Liabilities:
Oil and natural gas properties	(44,631)
Undeveloped land	(8,345)	(8,479)
Income producing properties		(4,093)
Timber	(1,809)	(1,853)
Gross deferred tax liabilities	(54,785)	(14,425)
Net Deferred Tax Asset	$ 54,748	$ 72,942